Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000112567
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree China ex-State-Owned Enterprises Fund $14,006
C000145138
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund $
C000042129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets High Dividend Fund $
C000202064
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets Multifactor Fund $12,426
C000128625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets Quality Dividend Growth Fund $
C000053725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets SmallCap Dividend Fund $
C000033619
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Global ex-U.S. Quality Dividend Growth Fund $17,636
C000033635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Global High Dividend Fund $
C000057625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree India Earnings Fund $
C000042148
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree New Economy Real Estate Fund $9,102
MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	40.44%	1.46%		2.51%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.09%	7.94%		3.71%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.09%	7.94%		3.71%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.09%	7.94%	2.97%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.09%	7.94%		3.71%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.09%	7.94%		3.71%
MSCI AC World ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex-USA Index
Average Annual Return, Percent	6.09%	10.92%		4.98%
MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Average Annual Return, Percent	7.15%	15.18%		8.84%
MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	1.75%	20.51%		7.84%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	7.04%	16.13%		9.50%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.25%	(0.92%)		3.75%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	7.06%		4.59%
MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%	9.81%		3.21%
WisdomTree Emerging Markets High Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	13.00%		6.04%
MSCI Emerging Markets Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.00%)	15.73%		4.76%
WisdomTree Emerging Markets SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.50%)	13.91%		5.90%
MSCI AC World ex USA Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.30%	8.11%		5.06%
WisdomTree Global ex-US Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.63%)	9.14%		6.44%
WisdomTree Global High Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%	14.69%		6.33%
WisdomTree India Earnings Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%	28.02%		10.52%
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	1.60%		(1.03%)
MSCI AC World ex-USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%		4.98%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.85%)	(1.67%)		(0.79%)